Business Combinations - Narrative (Detail) - USD ($) shares in Millions, $ in Millions				12 Months Ended
	Dec. 02, 2016	Jun. 08, 2015	Mar. 25, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill				$ 84.0	$ 81.0	$ 30.0
Business acquisition, loss before income taxes				106.0	107.0
Restructuring, impairment and other charges				18.0	57.0	132.0
Gain on bargain purchase				$ 0.0	0.0	10.0
Acquisition-related expenses					14.0	$ 1.0
Continuum
Business Acquisition [Line Items]
Purchase price of acquisition, cash	$ 7.0
Goodwill	$ 3.0
Courier Corporation
Business Acquisition [Line Items]
Purchase price of acquisition, cash		$ 137.0
Goodwill		$ 51.0
Issuance of common stock shares for acquisitions of businesses		8
Transaction value of acquisition		$ 292.0
Debt assumed		78.0
Cash acquired from acquisition		21.0
Business acquisition, net sales					184.0
Business acquisition, loss before income taxes					(3.0)
Restructuring, impairment and other charges					25.0
Inventory purchase accounting, adjustment reversal					$ 11.0
Tax deductible goodwill		8.0
Courier Corporation | Brazil
Business Acquisition [Line Items]
Transaction value of acquisition		6.0
Debt assumed		2.0
Cash acquired from acquisition		$ 0.4
Esselte Corporation
Business Acquisition [Line Items]
Purchase price of acquisition, cash			$ 82.0
Issuance of common stock shares for acquisitions of businesses			1
Transaction value of acquisition			$ 101.0
Cash acquired from acquisition			6.0
Tax deductible goodwill			7.0
Fair value of the identifiable net assets acquired			110.0
Gain on bargain purchase			$ 10.0